SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Line Items]
Vesting period of stock options	3 years or based on achievement of specified non-market performance
Maximum contractual life of stock options	10 years
Vesting period of restricted share units (RSUs)	on grant date, over a period of up to three years after the grant date, or in full on the third anniversary of the grant date.
IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Weighted average rate	5.30%
IFRS 16 [Member] | Bottom of range [Member] | Office premises [Member]
Significant Accounting Policies [Line Items]
Leases Terms	2 years
IFRS 16 [Member] | Top of range [Member] | Office premises [Member]
Significant Accounting Policies [Line Items]
Leases Terms	4 years